Restructuring Schedule of Company's Resource Alignment Program Charge (Details) $ in Millions	12 Months Ended
Feb. 29, 2016 USD ($)
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	$ 136
Resource Alignment Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	44
Resource Alignment Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	47
Resource Alignment Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred	253
Resource Alignment Program Total [Member] [Member]
Restructuring Cost and Reserve
Charges incurred	$ 344